Shareholders' Equity - Summary Of Ordinary Shares Reserved For Future Issuance (Details)	Sep. 30, 2020 shares
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	87,447,671
Amended 2019 Plan
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	55,898,342
2020 ADs Plan
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	22,709,556
Employee Share Purchase Plan
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	8,339,773
Conversion of Ordinary Share Warrant
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	500,000